VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 85.5%
Argentina: 0.1%
Genneia SA 144A 8.75%, 09/02/27	$100		$96,590
Australia: 1.4%
Bank of China Ltd. Reg S 0.75%, 09/29/24	200		188,228
FMG Resources August 2006 Pty Ltd. 144A 6.12%, 04/15/32	200		195,205
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen 144A 5.88% (US Treasury Yield Curve Rate T 5 Year+3.98%), 05/23/42	450		461,576
National Australia Bank Ltd. 3.62%, 06/20/23	225		224,082
			1,069,091
Bermuda: 0.3%
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	200		191,150
Brazil: 1.7%
Banco BTG Pactual SA 144A 2.75%, 01/11/26	150		137,775
Fibria Overseas Finance Ltd. 5.50%, 01/17/27 †	375		377,296
FS Luxembourg Sarl 144A 10.00%, 12/15/25	200		202,263
Klabin Austria GmbH 144A 7.00%, 04/03/49	150		151,991
Klabin Finance SA 144A 4.88%, 09/19/27	140		136,811
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	200		192,540
Suzano Austria GmbH 144A 5.75%, 07/14/26	50		50,464
			1,249,140
British Virgin Islands: 0.6%
Amipeace Ltd. Reg S 1.75%, 11/09/26	300		270,945
Beijing Capital Polaris Investment Co. Ltd. Reg S 2.80%, 03/18/23	200		199,100
			470,045
Canada: 1.2%
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	100		85,513
Brookfield Finance, Inc. 2.72%, 04/15/31	250		210,775
Canadian Imperial Bank of Commerce 0.95%, 10/23/25 †	250		227,280
	Par (000’s	)	Value
Canada (continued)
Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30	$300		$237,553
Tucson Electric Power Co. 1.50%, 08/01/30	150		119,482
			880,603
Cayman Islands: 1.5%
Gaci First Investment Co. Reg S
5.00%, 10/13/27	300		305,437
5.25%, 10/13/32	200		206,950
5.38%, 10/13/22	300		288,862
Hongkong Land Finance Cayman Islands Co. Ltd. Reg S 2.25%, 07/15/31	200		165,850
Saudi Electricity Global Sukuk Co. 5 Reg S 1.74%, 09/17/25	200		186,788
			1,153,887
Chile: 1.1%
Colbun SA 144A 3.15%, 01/19/32 †	150		129,187
Interchile SA 144A 4.50%, 06/30/56	350		298,851
Inversiones CMPC SA 144A 4.38%, 04/04/27	100		97,475
Inversiones Latin America Power Ltda. Reg S 5.12%, 06/15/33	194		84,256
Sociedad Quimica y Minera de Chile SA 144A 3.50%, 09/10/51	300		219,486
			829,255
China: 5.1%
Bank of China Ltd. Reg S
0.95%, 09/21/23	450		439,549
5.55% (ICE LIBOR USD 3 Month+0.83%), 06/07/23	200		200,250
Central China Real Estate Ltd. Reg S 7.50%, 07/14/25	200		62,033
China Construction Bank Corp. Reg S
1.00%, 08/04/23	200		196,318
1.25%, 08/04/25	200		184,634
China Merchants Bank Co. Ltd. Reg S 1.20%, 09/10/25	400		363,785
ICBCIL Finance Co. Ltd. Reg S 5.73% (ICE LIBOR USD 3 Month+1.05%), 11/20/24	200		199,499
Industrial & Commercial Bank of China Ltd. Reg S
5.52% (ICE LIBOR USD 3 Month+0.78%), 09/16/24	800		798,584
5.58% (ICE LIBOR USD 3 Month+0.83%), 06/14/23	200		200,240

1

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
China (continued)
5.65% (ICE LIBOR USD 3 Month+0.83%), 04/25/24	$400		$400,648
Industrial Bank Co. Ltd. Reg S 1.12%, 11/06/23	200		194,710
Lenovo Group Ltd. 144A 6.54%, 07/27/32	200		206,162
Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	200		196,299
Wuhan Metro Group Co. Ltd. Reg S 2.96%, 09/24/24	200		192,788
			3,835,499
Colombia: 0.2%
Consorcio Transmantaro SA 144A 4.70%, 04/16/34	150		139,998
Dominican Republic: 0.1%
UEP Penonome II SA 144A 6.50%, 10/01/38	92		69,909
France: 0.9%
BNP Paribas SA 144A 1.68% (SOFR+0.91%), 06/30/27	300		266,807
Electricite de France SA 144A 3.62%, 10/13/25	450		438,355
			705,162
Georgia: 0.1%
Georgian Railway JSC 144A 4.00%, 06/17/28	100		88,976
Germany: 2.7%
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	950		768,731
1.00%, 10/01/26 †	600		541,751
1.75%, 09/14/29	650		577,452
Landesbank Baden-Wuerttemberg Reg S 2.00%, 02/24/25	188		177,683
			2,065,617
Hong Kong: 2.3%
Agricultural Bank of China Ltd. Reg S 2.00%, 03/01/25	300		284,260
ICBCIL Finance Co. Ltd. Reg S 2.25%, 11/02/26	200		181,864
Industrial & Commercial Bank of China Ltd./Hong Kong Reg S 2.95%, 06/01/25	200		192,580
Industrial Bank Co. Ltd. Reg S
0.88%, 06/10/24	200		190,132
3.25%, 05/18/25	200		193,959
Link Finance Cayman 2009 Ltd. Reg S

	Par (000’s	)	Value
Hong Kong (continued)
2.88%, 07/21/26	$200		$188,579
MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	400		373,380
MTR Corp. Ltd. Reg S 1.62%, 08/19/30	200		164,712
			1,769,466
India: 2.7%
Adani Green Energy Ltd. 144A 4.38%, 09/08/24	250		197,637
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Reg S 6.25%, 12/10/24	200		185,721
Adani Renewable Energy RJ Ltd./ Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	181		129,819
India Green Energy Holdings 144A 5.38%, 04/29/24	150		145,619
Indian Railway Finance Corp. Ltd. 144A 3.57%, 01/21/32	200		174,920
Indian Railway Finance Corp. Ltd. Reg S 3.83%, 12/13/27	200		188,803
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	177		150,838
Power Finance Corp. Ltd. Reg S 3.75%, 12/06/27	200		185,532
REC Ltd. Reg S 3.88%, 07/07/27	200		188,365
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	90		85,950
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28 †	200		172,222
State Bank of India/London Reg S 4.50%, 09/28/23	200		199,162
			2,004,588
Indonesia: 0.5%
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A 4.85%, 10/14/38	400		348,107
Ireland: 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A 6.00%, 06/15/27	200		199,702

2

	Par (000’s	)	Value
Ireland (continued)
Bank of Ireland Group Plc 144A 6.25% (US Treasury Yield Curve Rate T 1 Year+2.65%), 09/16/26	$250		$252,138
			451,840
Japan: 3.8%
Central Nippon Expressway Co. Ltd. Reg S 0.89%, 12/10/25	200		178,968
Honda Motor Co. Ltd.
2.27%, 03/10/25	300		285,737
2.97%, 03/10/32	600		534,842
Marubeni Corp. Reg S 1.58%, 09/17/26	200		177,230
Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	100		98,420
Norinchukin Bank 144A
1.28%, 09/22/26	200		177,683
2.08%, 09/22/31	150		123,286
NTT Finance Corp. 144A
4.24%, 07/25/25	200		197,537
4.37%, 07/27/27	200		200,086
Renesas Electronics Corp. 144A 1.54%, 11/26/24	150		138,717
Sumitomo Mitsui Financial Group, Inc. 2.47%, 01/14/29	200		174,211
Sumitomo Mitsui Trust Bank Ltd. 144A
1.55%, 03/25/26	175		158,223
2.55%, 03/10/25	200		189,709
Toyota Motor Credit Corp. 2.15%, 02/13/30 †	300		261,832
			2,896,481
Luxembourg: 0.6%
European Investment Bank 1.62%, 05/13/31 †	500		432,238
Macao: 0.7%
Bank of China Ltd./Macau Reg S 5.10% (SOFR Compound Index+0.78%), 04/28/25	300		299,895
China Construction Bank Corp. Reg S 4.82% (SOFR Compound Index+0.50%), 12/21/24	200		198,918
			498,813
Mauritius: 0.7%
Greenko Wind Projects Mauritius Ltd. 144A 5.50%, 04/06/25	200		189,549
India Cleantech Energy 144A 4.70%, 08/10/26	142		127,845
India Green Power Holdings 144A
	Par (000’s	)	Value
Mauritius (continued)
4.00%, 02/22/27	$200		$175,198
			492,592
Mexico: 0.3%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	250		198,697
Netherlands: 3.7%
ABN AMRO Bank NV 144A 2.47% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/13/29	350		295,787
Cooperatieve Rabobank UA 144A 1.00% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/24/26 †	350		312,444
1.11% (US Treasury Yield Curve Rate T 1 Year+0.55%), 02/24/27	250		221,733
Greenko Dutch BV 144A 3.85%, 03/29/26	478		428,690
ING Groep NV 144A 1.40% (US Treasury Yield Curve Rate T 1 Year+1.10%), 07/01/26	450		410,153
4.62%, 01/06/26	300		300,169
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/31	550		452,195
3.40%, 05/01/30	200		179,126
5.00%, 01/15/33	200		196,267
			2,796,564
Portugal: 0.5%
EDP Finance BV 144A 1.71%, 01/24/28	400		341,237
Qatar: 0.2%
QNB Finance Ltd. Reg S 1.62%, 09/22/25	200		184,540
Saudi Arabia: 0.6%
Arab Petroleum Investments Corp. 144A 1.48%, 10/06/26	250		225,576
Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	300		264,228
			489,804
Singapore: 1.6%
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	194		174,436
Greenko Investment Co. 144A 4.88%, 08/16/23	200		197,000
Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	200		188,670
Industrial & Commercial Bank of China Ltd./ Singapore Reg S

3

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Singapore (continued)
1.00%, 10/28/24	$450		$423,727
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	203		197,624
			1,181,457
South Africa: 0.3%
Bank of China Ltd. Reg S 1.88%, 02/16/25	200		189,035
South Korea: 3.2%
Export-Import Bank of Korea 5.12%, 01/11/33	200		209,951
Hyundai Capital Services, Inc. 144A 1.25%, 02/08/26	300		265,141
Kia Corp. 144A
1.75%, 10/16/26	200		175,732
2.38%, 02/14/25	200		188,025
Korea Electric Power Corp. 144A
2.50%, 06/24/24	350		339,068
3.62%, 06/14/25	200		193,466
5.38%, 04/06/26	200		202,183
Korea Water Resources Corp. Reg S 3.88%, 05/15/23	200		199,444
LG Chem Ltd. 144A
1.38%, 07/07/26	200		176,685
2.38%, 07/07/31	225		183,673
3.25%, 10/15/24	250		241,860
3.62%, 04/15/29	50		46,774
			2,422,002
Spain: 1.0%
Avangrid, Inc.
3.20%, 04/15/25	531		510,801
3.80%, 06/01/29	250		235,478
			746,279
Supranational: 6.0%
Asian Development Bank
1.75%, 08/14/26	275		255,705
2.12%, 03/19/25	150		143,629
2.38%, 08/10/27	150		141,529
3.12%, 09/26/28	100		96,554
Central American Bank for Economic Integration Reg S 5.46% (ICE LIBOR USD 3 Month+0.85%), 11/15/24	200		199,705
European Bank for Reconstruction & Development
1.50%, 02/13/25	100		94,679
1.62%, 09/27/24	500		477,695
European Investment Bank
0.75%, 09/23/30	600		486,922
1.62%, 10/09/29 †	380		335,223
2.12%, 04/13/26 †	300		283,612
2.38%, 05/24/27 †	500		473,299
	Par (000’s	)	Value
Supranational (continued)
European Investment Bank 144A 2.88%, 06/13/25	$750		$729,130
International Bank for Reconstruction & Development
2.12%, 03/03/25	430		411,823
3.12%, 11/20/25 †	75		73,270
International Finance Corp. 2.12%, 04/07/26	344		325,701
			4,528,476
Sweden: 0.4%
Swedbank AB 144A 1.54%, 11/16/26	350		311,629
Turkey: 0.2%
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	200		169,460
United Arab Emirates: 0.7%
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30	200		191,150
4.64%, 05/14/29	200		199,740
Sweihan PV Power Co. PJSC 144A 3.62%, 01/31/49	195		163,491
			554,381
United Kingdom: 2.1%
Atlantica Sustainable Infrastructure Plc 144A 4.12%, 06/15/28	200		178,245
Brookfield Finance I UK Plc / Brookfield Finance, Inc. 2.34%, 01/30/32	150		121,448
China Construction Bank Corp. Reg S 3.12%, 05/17/25	350		338,308
NatWest Group Plc 2.36% (US Treasury Yield Curve Rate T 1 Year+2.15%), 05/22/24	200		197,857
Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	300		246,209
Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	200		189,845
Vmed O2 UK Financing I Plc 144A 4.75%, 07/15/31	400		340,634
			1,612,546
United States: 35.8%
AES Andes SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	200		189,907
AES Corp.
1.38%, 01/15/26	150		135,290
2.45%, 01/15/31	305		252,407

4

	Par (000’s	)	Value
United States (continued)
Agricultural Bank of China Ltd. Reg S 1.25%, 01/19/26	$200		$182,661
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	350		279,324
2.95%, 03/15/34	250		211,188
3.80%, 04/15/26	100		97,679
Aligned Data Centers Issuer LLC 144A 1.94%, 08/15/46	388		343,467
Amgen, Inc. 3.00%, 02/22/29	200		183,805
Apple, Inc. 3.00%, 06/20/27	300		287,750
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A
3.25%, 09/01/28	250		219,687
4.00%, 09/01/29	275		227,818
Arizona Public Service Co. 2.65%, 09/15/50	200		126,636
AvalonBay Communities, Inc.
1.90%, 12/01/28	100		86,207
2.05%, 01/15/32	250		205,933
Boston Properties LP
2.45%, 10/01/33 †	400		305,170
3.40%, 06/21/29	225		200,131
4.50%, 12/01/28	200		192,305
Citigroup, Inc. 1.68% (SOFR+1.67%), 05/15/24	550		544,599
Clearway Energy Operating LLC 144A
3.75%, 02/15/31	400		338,466
4.75%, 03/15/28	275		259,743
Dana, Inc. 4.25%, 09/01/30	200		169,502
Deutsche Bank AG 1.69%, 03/19/26	300		273,904
Dominion Energy, Inc. 2.25%, 08/15/31	350		290,810
DTE Electric Co.
1.90%, 04/01/28	150		133,361
3.25%, 04/01/51	200		153,882
3.95%, 03/01/49	290		253,627
Duke Energy Carolinas LLC 3.95%, 11/15/28	350		343,205
Duke Energy Progress LLC 3.45%, 03/15/29	300		283,880
Equinix, Inc.
1.00%, 09/15/25	300		271,157
1.55%, 03/15/28	100		85,251
2.50%, 05/15/31	350		292,791
3.90%, 04/15/32	350		322,171
ERP Operating LP 4.15%, 12/01/28	200		193,467
	Par (000’s	)	Value
United States (continued)
Evergy Kansas Central, Inc. 2.55%, 07/01/26	$100		$93,683
Fannie Mae-Aces
1.44%, 10/25/29	300		251,207
2.44%, 10/25/29	37		33,783
2.52%, 08/25/29	237		214,924
2.54%, 07/25/24	162		157,625
2.77%, 02/25/27	222		212,648
2.91%, 01/25/28	395		374,966
2.94%, 06/25/29	9		8,040
2.96%, 09/25/27	256		245,971
3.03%, 03/25/28	207		197,434
3.06%, 03/25/28	448		424,648
3.07%, 02/25/30	341		321,418
3.15%, 11/25/27	13		12,378
3.30%, 06/25/28	318		307,990
Federal Realty Investment Trust 1.25%, 02/15/26 †	200		178,811
Fifth Third Bancorp 1.71% (SOFR+0.69%), 11/01/27 †	200		180,243
Ford Motor Co.
3.25%, 02/12/32	850		675,714
6.10%, 08/19/32	450		442,106
Freddie Mac Multifamily Structured Pass Through Certificates
1.30%, 06/25/30	30		24,830
2.88%, 04/25/26	285		273,029
General Motors Co.
5.40%, 10/15/29	50		49,702
5.60%, 10/15/32	650		642,718
HAT Holdings I LLC / HAT Holdings II LLC 144A 6.00%, 04/15/25	100		97,854
Healthpeak Properties, Inc.
1.35%, 02/01/27	200		177,995
2.12%, 12/01/28 †	100		86,864
Host Hotels & Resorts LP
2.90%, 12/15/31	250		199,563
3.38%, 12/15/29	100		87,180
Interstate Power & Light Co.
3.50%, 09/30/49	150		115,532
4.10%, 09/26/28	250		245,502
Jabil, Inc. 4.25%, 05/15/27	200		194,557
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30 †	300		248,695
JPMorgan Chase & Co. 0.65% (Term SOFR USD 3 Month+0.60%), 09/16/24	325		315,908
0.77% (SOFR+0.49%), 08/09/25	350		326,141
Kaiser Foundation Hospitals 2.81%, 06/01/41	500		386,629

5

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
3.15%, 05/01/27	$80		$76,620
Kilroy Realty LP
2.50%, 11/15/32	50		37,009
2.65%, 11/15/33	150		108,492
4.75%, 12/15/28	250		233,455
Leeward Renewable Energy Operations LLC 144A 4.25%, 07/01/29	200		176,275
Massachusetts Institute of Technology 3.96%, 07/01/38	200		190,007
Metropolitan Life Global Funding I 144A 0.95%, 07/02/25	200		182,820
MidAmerican Energy Co.
2.70%, 08/01/52	200		140,021
3.10%, 05/01/27	225		214,960
3.15%, 04/15/50	200		153,265
3.65%, 04/15/29	150		144,409
3.65%, 08/01/48	400		336,148
3.95%, 08/01/47	125		110,452
4.25%, 07/15/49	275		250,554
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/28	425		372,484
Northern States Power Co.
2.60%, 06/01/51	250		171,513
2.90%, 03/01/50	250		182,478
3.20%, 04/01/52	200		153,793
Northern States Power Co./ MN 2.25%, 04/01/31	150		128,907
NSTAR Electric Co. 3.25%, 05/15/29	225		209,765
Owens Corning 3.95%, 08/15/29	225		213,556
PacifiCorp
2.90%, 06/15/52	200		143,072
5.35%, 12/01/53	200		213,878
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	250		229,699
PepsiCo, Inc.
2.88%, 10/15/49 †	250		192,638
3.90%, 07/18/32	500		488,809
Piedmont Operating Partnership LP 3.15%, 08/15/30	150		118,024
PNC Financial Services Group, Inc. 2.20%, 11/01/24	160		154,028
Prologis LP
1.25%, 10/15/30	275		217,491
1.75%, 02/01/31	200		163,713
Public Service Co. of Colorado 3.20%, 03/01/50	250		193,654
	Par (000’s	)	Value
United States (continued)
3.70%, 06/15/28	$200		$194,424
4.10%, 06/15/48	110		97,872
Public Service Co. of Oklahoma
2.20%, 08/15/31	300		248,504
3.15%, 08/15/51	150		107,110
Public Service Electric and Gas Co. 3.10%, 03/15/32 †	150		135,933
Regency Centers LP 3.75%, 06/15/24	125		121,728
Seattle Children’s Hospital 2.72%, 10/01/50	150		101,626
SK Battery America, Inc. Reg S 1.62%, 01/26/24	250		238,451
SLG Office Trust 2021-OVA 144A 2.59%, 07/15/41	600		503,007
Sonoco Products Co. 2.85%, 02/01/32	400		341,841
Southern Power Co. 4.15%, 12/01/25	500		492,718
Southwestern Public Service Co. 3.15%, 05/01/50	100		75,153
Sunnova Energy Corp. 144A 5.88%, 09/01/26 †	100		90,141
Toyota Auto Receivables Owner 0.26%, 11/17/25	198		190,455
UDR, Inc. 1.90%, 03/15/33	175		132,189
Union Electric Co. 2.62%, 03/15/51	275		188,992
Vena Energy Capital Pte Ltd. Reg S 3.13%, 02/26/25	200		186,887
Verizon Communications, Inc.
1.50%, 09/18/30 †	300		242,771
2.85%, 09/03/41	400		296,622
3.88%, 02/08/29	300		289,047
3.88%, 03/01/52	300		246,633
Vornado Realty LP 3.40%, 06/01/31	150		115,074
Welltower OP LLC
2.70%, 02/15/27	250		229,426
3.85%, 06/15/32	100		89,734
Wisconsin Electric Power Co. 4.75%, 09/30/32	250		255,320
Wisconsin Power and Light Co. 1.95%, 09/16/31	200		162,797
			27,019,913
Total Corporate Bonds (Cost: $71,920,277)			64,485,067

6

	Par (000’s	)	Value
GOVERNMENT OBLIGATIONS: 12.7%
Brazil: 0.3%
Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	$200		$199,250
Canada: 0.4%
CDP Financial, Inc. Reg S 1.00%, 05/26/26	350		315,411
Chile: 1.2%
Chile Government International Bond
2.55%, 01/27/32	350		296,865
3.50%, 01/25/50	850		642,854
			939,719
Egypt: 0.3%
Egypt Government International Bond 144A 5.25%, 10/06/25	50		45,078
Egypt Government International Bond Reg S 5.25%, 10/06/25	200		180,312
			225,390
Hong Kong: 2.2%
Airport Authority Reg S 1.75%, 01/12/27	300		273,934
China Development Bank Reg S 0.62%, 09/09/24	200		188,030
Hong Kong Government International Bond 144A
0.62%, 02/02/26	200		180,163
1.38%, 02/02/31	400		330,588
2.38%, 02/02/51	200		135,069
2.50%, 05/28/24	250		243,871
Hong Kong Government International Bond Reg S 1.75%, 11/24/31	400		336,191
			1,687,846
Indonesia: 1.8%
Perusahaan Penerbit SBSN Indonesia III 144A
2.30%, 06/23/25	150		142,250
3.55%, 06/09/51	275		214,971
3.75%, 03/01/23	450		450,061
3.90%, 08/20/24	250		247,541
4.70%, 06/06/32	300		301,013
			1,355,836
Japan: 0.5%
Japan Bank for International Cooperation 1.62%, 01/20/27	200		181,523
Japan Finance Organization for Municipalities 144A 1.50%, 01/27/25	200		188,164
			369,687
	Par (000’s	)	Value
Netherlands: 0.8%
Nederlandse Financierings- Maatschappij voor Ontwikkelingslanden NV Reg S 2.75%, 02/20/24	$200		$195,777
Nederlandse Waterschapsbank NV 144A
1.00%, 05/28/30	100		81,727
2.38%, 03/24/26	350		331,700
			609,204
Norway: 0.7%
Kommunalbanken AS 144A
0.50%, 10/21/24	200		186,646
2.12%, 02/11/25	325		310,871
			497,517
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	200		66,925
South Korea: 1.7%
Export-Import Bank of Korea 2.12%, 01/18/32	500		410,845
Export-Import Bank of Korea 144A 1.75%, 10/19/28	250		215,648
Korea Development Bank
0.40%, 06/19/24	200		188,519
0.75%, 01/25/25	200		185,408
Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	100		99,437
Korea South-East Power Co. Ltd. Reg S 2.12%, 02/03/25	200		188,724
			1,288,581
Sweden: 0.8%
Kommuninvest I Sverige AB 144A
0.38%, 06/19/24	350		330,303
1.62%, 04/24/23	300		297,792
			628,095
United States: 1.9%
City of San Francisco CA Public Utilities Commission Water Revenue
2.83%, 11/01/41	100		78,416
3.30%, 11/01/39	100		84,906
3.47%, 11/01/43	100		84,762
Commonwealth of Massachusetts 3.28%, 06/01/46	150		122,877
District of Columbia Water & Sewer Authority 4.81%, 10/01/14	170		162,277
Fannie Mae-Aces
3.55%, 09/25/28	508		497,332
3.74%, 09/25/30	94		91,368

7

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
Metropolitan Transportation Authority 5.17%, 11/15/49	$150		$138,930
Tennessee Valley Authority 1.50%, 09/15/31	200		163,704
			1,424,572
Total Government Obligations (Cost: $11,000,983)			9,608,033

	Number of Shares
PREFERRED SECURITIES: 0.2% (Cost: $173,320)
Canada: 0.2%
Brookfield Finance, Inc. (USD) 4.62%, 10/16/80 †	7,000		133,280

Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $83,094,580)			74,226,380
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $654,425)
State Street Navigator Securities Lending Government Money Market Portfolio	654,425	$654,425
Total Investments: 99.3% (Cost: $83,749,005)		74,880,805
Other assets less liabilities: 0.7%		493,394
NET ASSETS: 100.0%		$75,374,199

Definitions:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,413,462.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $22,266,123, or 29.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	39.4%	$29,275,298
Utilities	20.2	15,033,916
Real Estate	8.0	5,906,691
Government Activity	7.4	5,470,152
Mortgage Securities	5.4	3,993,057
Consumer Cyclicals	4.9	3,642,774
Technology	4.2	3,127,470
Basic Materials	3.9	2,866,769
Industrials	3.4	2,533,131
Consumer Non-Cyclicals	1.2	880,144
Healthcare	1.0	748,680
Energy	0.7	558,291
Academic & Educational Services	0.3	190,007
	100.0%	$74,226,380
8